Expense Example - Equity Growth Strategy Fund - Equity Growth Strategy Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	$ 1,659